                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2004

MARKET CONDITIONS

The six-month review period was marked by steady increases in the federal funds rate, as the Federal Open Market Committee (the "Fed") delivered on its long-signaled intention to raise interest rates at a "measured" pace. The federal funds rate ended 2004 at 2.25 percent, its highest level since October 2002. The Fed's tightening stance was supported during the period by improving employment figures, high oil prices and generally positive economic indicators. In this environment, securities with variable coupons outperformed most other areas of the municipal money market thanks to their ability to adjust to rising interest rates.

PERFORMANCE ANALYSIS

As of December 31, 2004, Active Assets Tax-Free Trust had net assets of more than $2.66 billion and an average portfolio maturity of 31 days. For the six-month period ended December 31, 2004, the Fund provided a total return of 0.48 percent. For the seven-day period ended December 31, 2004, the Fund provided an effective annualized yield of 1.37 percent and a current yield of 1.36 percent, while its 30-day average yield for December was 1.18 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our primary strategy in managing the Fund was to adjust its portfolio in anticipation of rising interest rates. The Fund avoided securities with 12-month maturities in order to avoid locking in potentially lower interest rates. In their stead, the Fund emphasized bonds with variable rate coupons that automatically adjust to rising rates to capitalize on any increases. Among fixed-rate investments, the Fund focused on tax-exempt commercial paper and municipal notes with shorter maturities in the four- to six-month range to maintain flexibility.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                 75.8%
   Tax-Exempt Commercial Paper                         12.8
   Municipal Notes & Bonds                             11.4

   MATURITY SCHEDULE
    1 - 30 Days                                        78.7%
    31 - 60 Days                                        7.6
    61 - 90 Days                                        2.2
    91 - 120 Days                                       1.8
   121+ Days                                            9.7

Data as of December 31, 2004. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAXES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/04 -
                                                                     07/01/04            12/31/04             12/31/04
                                                                   -------------       -------------       ---------------
Actual (0.48% return).......................................         $1,000.00           $1,004.80              $2.48
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.74              $2.50

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.49% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (80.0%)
            Alabama
 $14,350    Morgan County-Decatur Health Care Authority, Decatur
              General Hospital Ser 1994 P-FLOATs PT-947..............   2.03%   01/07/05   $   14,350,000
            Arizona
   5,000    Pima County Industrial Development Authority, El Dorado
              Hospital Ser 2004......................................   2.02    01/07/05        5,000,000
   4,000    Sun Devil Energy Center LLC, Arizona State University Ser
              2004 (FGIC)............................................   2.01    01/07/05        4,000,000
   2,900    University of Arizona, Arizona Board of Regents Ser 1999
              COPs (Ambac)...........................................   1.95    01/07/05        2,900,000
            California
  14,000    California, Economic Recovery Ser 2004 C-4...............   2.20    01/03/05       14,000,000
            California Health Facilities Financing Authority,
              Adventist Health System/West
   3,490      1998 Ser A (MBIA), Ser B (MBIA) & Ser C (MBIA).........   2.20    01/03/05        3,490,000
     400      2002 Ser B.............................................   2.20    01/03/05          400,000
   1,175    California Statewide Communities Development Authority,
              House Ear Institute 1993 Ser A COPs....................   2.21    01/03/05        1,175,000
  13,100    Los Angeles Department of Water & Power, Power System
              2001 B Subser B-6......................................   2.19    01/03/05       13,100,000
            Colorado
  26,900    Colorado Health Facilities Authority, Catholic Health
              Initiatives Ser 2004 B-4 & B-5.........................   1.95    01/07/05       26,900,000
  15,000    Colorado Student Obligation Bond Authority, Ser 1989 A
              (Ambac) (AMT)..........................................   2.03    01/07/05       15,000,000
   8,000    Denver Urban Renewal Authority, Stapleton Senior Tax
              Increment Ser 2004 A-1 P-FLOATs PT-999.................   2.08    01/07/05        8,000,000
  16,750    Midcities Metropolitan District No 1, STARS BNP Ser
              2004-110...............................................   2.06    01/07/05       16,750,000
   5,775    Park Creek Metropolitan District, Ser 2001 P-FLOATs
              PT-2321................................................   2.08    01/07/05        5,775,000
   5,170    Thornton, Water Enterprise ROCs II-R Ser 301 (MBIA)......   2.04    01/07/05        5,170,000
  10,000    University of Colorado Hospital Authority, Ser 2004 A....   1.97    01/07/05       10,000,000
  14,010    Westminster, Multifamily Housing Camden Arbors Apartments
              Ser 2004...............................................   1.99    01/07/05       14,010,000
            Connecticut
   8,900    Connecticut Health & Educational Facilities Authority,
              Quinnipiac University 2001 Ser F (Radian)..............   2.21    01/03/05        8,900,000
            Delaware
   1,250    Delaware Economic Development Authority, St Andrew's
              School Ser 2004........................................   2.00    01/07/05        1,250,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Florida
 $22,250    Dade County Industrial Development Authority, Dolphins
              Stadium Ser 1985 B & C.................................   1.98%   01/07/05   $   22,250,000
   5,600    Orlando Utilities Commission, Water & Electric Ser 2002
              A......................................................   1.95    01/07/05        5,600,000
   4,195    Palm Beach County School Board, Ser 2004 A COPs ROCs II-R
              Ser 6008 (FGIC)........................................   2.02    01/07/05        4,195,000
  18,300    Tampa Bay Water, Utility System Ser 2002 (AMT)...........   2.05    01/07/05       18,300,000
            Georgia
  20,300    Albany-Dougherty County Hospital Authority, Phoebe Putney
              Memorial Hospital Ser 1991 (Ambac).....................   1.99    01/07/05       20,300,000
   4,000    Atlanta, Airport Ser 2004 A MERLOTs Ser C14 (FSA)
              (AMT)..................................................   2.11    01/07/05        4,000,000
  28,329    Burke County Development Authority, Oglethorpe Power Co
              Ser 1994 A (FGIC)......................................   2.00    01/07/05       28,329,000
            Gwinnett County Water & Sewerage Authority,
  16,450      Ser 2004 A.............................................   1.96    01/07/05       16,450,000
  20,300      Ser 2004 B.............................................   1.95    01/07/05       20,300,000
  22,260    Private Colleges and Universities Authority, Emory
              University 2000 Ser B..................................   1.95    01/07/05       22,260,000
            Hawaii
  13,750    Hawaii, ROCs II-R Ser 6012...............................   2.04    01/07/05       13,750,000
            Illinois
  16,100    Bi-State Development Agency of the Missouri-Illinois
              Metropolitan District, Metrolink Cross County Extension
              Ser 2002 A (FSA).......................................   1.95    01/07/05       16,100,000
            Chicago,
   5,000      2004 Ser A P-FLOATs PT-2361 (FSA)......................   2.03    01/07/05        5,000,000
   8,910      Ser 2004 Eagle Ser 20041002 Class A (FGIC).............   2.04    01/07/05        8,910,000
  30,500    Cook County, Ser 2002 B..................................   2.02    01/07/05       30,500,000
  12,400    Glendale Heights, Glendale Lakes Ser 2000................   1.99    01/07/05       12,400,000
            Illinois Development Finance Authority,
   8,000      Palos Community Hospital Ser 1998......................   2.02    01/07/05        8,000,000
     500      Young Men's Christian Association Ser 2001.............   2.19    01/03/05          500,000
   2,500    Illinois Finance Authority, Northwestern University Ser
              2004 B.................................................   1.97    01/07/05        2,500,000
            Illinois Health Facilities Authority,
  76,250      Northwestern Memorial Hospital Ser 1995................   2.00    01/07/05       76,250,000
     100      Northwestern Memorial Hospital Ser 2004 B Subser 2004
              B-1....................................................   2.19    01/03/05          100,000
  10,200    Illinois Toll Highway Authority, Refg 1993 Ser B
              (MBIA).................................................   1.96    01/07/05       10,200,000
  11,595    Kane, Cook & DuPage Counties, School District #U-46
              PUTTERs Ser 426 (Ambac)................................   2.06    01/07/05       11,595,000

                       See Notes to Financial Statements
 6

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $ 5,020    Metropolitan Pier & Exposition Authority, McCormick Place
              Expansion Ser 2002 A Eagle #20040030 Class A (MBIA)....   2.04%   01/07/05   $    5,020,000
  12,510    Roaring Fork Municipal Products, Cook County Class A
              Certificates Ser 2004-1 (Ambac)........................   2.07    01/07/05       12,510,000
            Indiana
   6,000    Franklin Community Multi-School Building Corporation, Ser
              2004 ROCs II-R Ser 2140 (FGIC).........................   2.04    01/07/05        6,000,000
   4,375    Indiana Educational Facilities Authority, Bethel College
              Ser 2004...............................................   1.99    01/07/05        4,375,000
  35,000    Indiana Health Facilities Financing Authority, Ascension
              Health Ser 2001 A......................................   1.73    05/15/05       35,000,000
   2,470    Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs
              (FHA)..................................................   2.17    01/07/05        2,470,000
   1,575    Merrillville, Southlake Care Center Ser 1992 A TOBs
              (FHA)..................................................   2.17    01/07/05        1,575,000
   2,430    South Bend, Fountainview Place Ser 1992 A TOBs (FHA).....   2.17    01/07/05        2,430,000
   5,785    University of Southern Indiana, Student Fee ROCs II-R Ser
              2117 (Ambac)...........................................   2.04    01/07/05        5,785,000
            Kansas
            Kansas Department of Transportation,
  50,315      Highway Ser 2004 C-1 & C-2.............................   1.97    01/07/05       50,315,000
  18,400      Highway Ser 2004 C-4...................................   1.95    01/07/05       18,400,000
            Kentucky
  22,500    Kenton County Airport Board, Flight Safety International
              Inc Ser 2001A (AMT)....................................   2.02    01/07/05       22,500,000
   2,600    Shelby County, Kentucky Association of Counties Leasing
              Trust 2004 Ser A.......................................   2.20    01/03/05        2,600,000
            Maryland
   7,400    Maryland Health & Higher Educational Facilities
              Authority, Catholic Health Initiatives Ser 1997 B......   1.95    01/07/05        7,400,000
            Massachusetts
  44,500    Massachusetts Bay Transportation Authority, Ser 2000.....   1.95    01/07/05       44,500,000
  11,505    Massachusetts Development Finance Agency, Dana Hall
              School Ser 2004........................................   1.98    01/07/05       11,505,000
   3,000    Massachusetts Health & Educational Facilities Authority,
              Cape Cod Healthcare Obligated Group 2004 D.............   2.07    01/07/05        3,000,000
            Michigan
  73,200    Detroit, Sewage Disposal System Senior Lien 2001 Ser C-1
              (FSA)..................................................   1.95    01/07/05       73,200,000
  45,200    Detroit, Water Supply System Refg Second Lien Ser 2001-C
              (FGIC) & Senior Lien Ser 2003-D (MBIA).................   2.00    01/07/05       45,200,000
   8,900    Holt Public Schools, Ser 2002............................   1.95    01/07/05        8,900,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $16,000    Michigan, Grant Anticipation Notes Ser 2002 C (FSA)......   1.95%   01/07/05   $   16,000,000
   3,900    Michigan Strategic Fund, The Van Andel Research Institute
              Ser 2001...............................................   2.00    01/07/05        3,900,000
   9,500    Oakland University, Ser 2001 (FGIC)......................   2.00    01/07/05        9,500,000
            Minnesota
   5,000    Minneapolis, Guthrie Theater on the River Ser 2003 A.....   2.00    01/07/05        5,000,000
   9,735    Minnesota Housing Finance Agency, Residential Housing
              2002 Ser C.............................................   1.20    05/18/05        9,735,000
  17,025    University of Minnesota Regents,
              Ser 1999 A & Ser 2001A.................................   2.03    01/07/05       17,025,000
            Mississippi
  30,500    Perry County, Leaf River Forest Products Inc Ser 2002....   1.95    01/07/05       30,500,000
            Missouri
            Missouri Health & Educational Facilities Authority,
  29,300      Stowers Institute Ser 2002 (MBIA)......................   2.00    01/07/05       29,300,000
   2,500      Washington University Ser 2004.........................   2.19    01/03/05        2,500,000
            Nebraska
   9,900    American Public Energy Agency, National Public Gas Agency
              2003 Ser A.............................................   2.02    01/07/05        9,900,000
   7,000    Omaha, Eagle #2004001 Class A............................   2.04    01/07/05        7,000,000
            New Hampshire
  16,000    New Hampshire Health & Education Facilities Authority,
              Dartmouth College Ser 2002.............................   1.95    01/07/05       16,000,000
            New York
            Jay Street Development Corporation,
   1,500      Fiscal 2001 Ser A-1....................................   1.95    01/07/05        1,500,000
   1,400      Fiscal 2001 Ser A-3....................................   2.03    01/07/05        1,400,000
  10,000    Long Island Power Authority, Electric System Ser 2 Subser
              2A.....................................................   1.95    01/07/05       10,000,000
   2,000    New York City Industrial Development Agency, One Bryant
              Park LLC Ser 2004 A....................................   2.03    01/07/05        2,000,000
   1,200    Suffolk County Water Authority, Ser 2003 BANs............   1.96    01/07/05        1,200,000
            North Carolina
  40,000    Charlotte-Mecklenburg Hospital Authority, Health Care
              System Ser 1996 C......................................   2.00    01/07/05       40,000,000
   2,200    Durham, Ser 1993A COPs...................................   2.03    01/07/05        2,200,000
   9,155    Mecklenburg County, Ser 2004 COPs........................   2.00    01/07/05        9,155,000
            North Carolina,
  30,000      Ser 2002 C.............................................   1.96    01/07/05       30,000,000
  34,000      Ser 2002 D.............................................   2.00    01/07/05       34,000,000

                       See Notes to Financial Statements
 8

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $10,000    North Carolina Capital Facilities Finance Agency, Durham
              Academy Ser 2001.......................................   1.99%   01/07/05   $   10,000,000
            North Carolina Medical Care Commission,
  27,000      Firsthealth of the Carolinas Ser 2002..................   1.97    01/07/05       27,000,000
     600      Mission-St Joseph's Health System Ser 2003.............   2.05    01/07/05          600,000
  33,400      North Carolina Baptist Hospitals Ser 2000..............   2.00    01/07/05       33,400,000
   6,450      Rowan Regional Medical Center Ser 2004 ROCs II-R
                Ser 296 (FSA)........................................   2.04    01/07/05        6,450,000
            North Dakota
  12,490    North Dakota Housing Financing Agency, Home Mortgage
              Finance 2003 Ser A (AMT)...............................   2.01    01/07/05       12,490,000
            Ohio
   4,000    Cincinnati City School District, Ser 2003 Eagle #20040034
              Class A (FSA)..........................................   2.03    01/07/05        4,000,000
   4,900    Middletown City School District, ROCs II-R Ser 303
              (FGIC).................................................   2.03    01/07/05        4,900,000
   5,610    Ohio, Ser 2004 P-FLOATs PT-2137..........................   2.02    01/07/05        5,610,000
            Oklahoma
            Oklahoma Water Resources Board, State Loan Program
  38,475      Ser 1994 A, 1995 & 1999................................   1.35    03/01/05       38,475,000
  24,700      Ser 2001...............................................   1.58    04/01/05       24,700,000
  10,000    Tulsa County Industrial Authority, Capital Improvement
              Ser 2003 A.............................................   2.05    05/16/05       10,000,000
            Oregon
  14,000    Clackamas County Hospital Facility Authority, Legacy
              Health System Ser 2003.................................   1.98    01/07/05       14,000,000
   4,500    Oregon Department of Administrative Services, Oregon
              Appropriation Ser 2003 Eagle #20041010 Class A (FSA)...   2.04    01/07/05        4,500,000
  20,000    Oregon Health Sciences University, OHSU Medical Group Ser
              2004 A.................................................   1.96    01/07/05       20,000,000
            Pennsylvania
  15,000    Pennsylvania Higher Education Assistance Agency, Student
              Loan 2001 Ser A (Ambac) (AMT)..........................   2.05    01/07/05       15,000,000
  17,200    Pennsylvania Turnpike Commission, 2002 Ser A-2...........   2.00    01/07/05       17,200,000
  27,800    Philadelphia, Water & Wastewater Ser 2003 (FSA)..........   1.97    01/07/05       27,800,000
   1,200    Philadelphia Hospitals & Higher Education Facilities
              Authority, Children's Hospital of Philadelphia Ser 2002
              D (MBIA)...............................................   2.19    01/03/05        1,200,000
  31,700    Washington County Authority, The Trustees of the
              University of Pennsylvania Ser 2004....................   1.96    01/07/05       31,700,000
  22,800    York General Authority, Harrisburg School District Subser
              1996 B (Ambac).........................................   1.99    01/07/05       22,800,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Rhode Island
 $28,120    Rhode Island Convention Center Authority, Refg 2001 Ser A
              (MBIA).................................................   1.95%   01/07/05   $   28,120,000
  16,000    Rhode Island Health & Educational Building Corporation,
              Brown University 2003 Ser B............................   1.95    01/07/05       16,000,000
            South Carolina
  13,100    Florence County, McLeod Regional Medical Center Ser 1985
              A (FGIC)...............................................   1.95    01/07/05       13,100,000
   5,000    Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT).....   2.15    01/07/05        5,000,000
   5,000    South Carolina Jobs Economic Development Authority,
              Burroughs & Chapin Business Park Ser 2002..............   2.05    01/07/05        5,000,000
   9,845    South Carolina Public Service Authority, ROCs II-R Ser
              2098 (Ambac) & Ser 6007 (Ambac)........................   2.04    01/07/05        9,845,000
            Tennessee
  13,000    Chattanooga Health, Educational & Housing Facility Board,
              The Baylor School Ser 2004.............................   2.00    01/07/05       13,000,000
  17,000    Greeneville Health & Educational Facilities Board,
              Laughlin Memorial Hospital Ser 2004....................   2.00    01/07/05       17,000,000
   5,100    Memphis, Airport Refg Ser 1995 B (AMT)...................   2.05    01/07/05        5,100,000
   7,600    Metropolitan Government of Nashville & Davidson County
              Health & Educational Facilities Board, Ensworth School
                Ser 2002.............................................   2.00    01/07/05        7,600,000
  27,035    Montgomery County Public Building Authority, Pooled
              Financing Ser 1999.....................................   2.00    01/07/05       27,035,000
  22,000    Shelby County Health, Educational and Housing Facilities
              Board, Baptist Memorial Health Care Ser 2004A P-FLOATs
              PA-1277................................................   2.04    01/07/05       22,000,000
            Texas
  12,000    Austin, Water & Wastewater System Ser 2004...............   2.00    01/07/05       12,000,000
     300    Bell County Health Facilities Development Corporation,
              Scott & White Memorial Hospital Ser 2001-2 (MBIA)......   2.20    01/03/05          300,000
   1,775    Bexar County Housing Finance Corporation, Multi-Family
              P-FLOATs PT-2082.......................................   2.03    01/07/05        1,775,000
   4,500    Cypress-Fairbanks Independent School District, Ser 2004
              MERLOTs Ser C-16.......................................   2.06    01/07/05        4,500,000
   6,180    Dallas Independent School District, Ser 2004A ROCs II-R
              Ser 6038...............................................   2.04    01/07/05        6,180,000
   8,630    El Paso Independent School District, Ser 2004 A ROCs II-R
              Ser 2129...............................................   2.04    01/07/05        8,630,000
  19,519    Garland Health Facilities Development Corporation,
              Chambrel Club Hill Ser 2002............................   2.00    01/07/05       19,519,000

                       See Notes to Financial Statements
 10

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Harris County Health Facilities Development Corporation,
 $20,640      Methodist Hospital Ser 2002............................   2.20%   01/03/05   $   20,640,000
   3,700      Texas Medical Center Ser 1999 B (FSA)..................   2.20    01/03/05        3,700,000
  28,200    Harris County Industrial Development Corporation, Baytank
              Inc Ser 1998...........................................   2.00    01/07/05       28,200,000
   5,185    Houston, Combined Utility System Ser 2004 ROCs II-R Ser
              4559 (FSA).............................................   2.04    01/07/05        5,185,000
   8,000    Lower Neches Valley Authority, Chevron USA Inc Ser
              1987...................................................   1.28    02/15/05        8,000,000
   8,900    Mansfield Independent School District, ROCs II-R Ser
              6005...................................................   2.04    01/07/05        8,900,000
   5,380    Northside Independent School District, Ser 2003 P-FLOATs
              PT-2254................................................   2.03    01/07/05        5,380,000
   9,110    Roaring Fork Municipal Products, Dallas Independent
              School District Class A Certificates Ser 2004-6........   2.07    01/07/05        9,110,000
            San Antonio,
   6,015      ROCs II-R Ser 6003 (FSA)...............................   2.04    01/07/05        6,015,000
  19,900      Water System Ser 2003 B (MBIA).........................   1.95    01/07/05       19,900,000
  13,000    Texas, Ser 2004 TRANs Floater-Trust Receipts Ser 2004
              L61J...................................................   2.05    01/07/05       13,000,000
   7,150    Texas Department of Housing & Community Affairs, High
              Point III Development Ser 1993 A.......................   2.00    01/07/05        7,150,000
  21,860    Texas Municipal Gas Corporation, Senior Lien Ser 1998
              (FSA)..................................................   2.00    01/07/05       21,860,000
            Utah
            Intermountain Power Agency,
  17,600      1985 Ser E (Ambac).....................................   2.02    06/01/05       17,600,000
  16,750      1985 Ser E (Ambac).....................................   1.43    03/15/05       16,750,000
  35,900      1985 Ser F (Ambac).....................................   1.40    03/15/05       35,900,000
            Various States
  43,150    Municipal Securities Pooled Trust Receipts, Various
              States
              Ser 2004 SG P-18.......................................   2.14    01/07/05       43,150,000
            Vermont
   6,000    Vermont Housing Finance Agency, West Block University of
              Vermont Apartments Ser 2004 A..........................   2.02    01/07/05        6,000,000
            Virginia
  16,000    Chesapeake Hospital Authority, Chesapeake General
              Hospital Ser 2001A.....................................   2.00    01/07/05       16,000,000
   7,575    Fairfax County, Ser 2004 A PUTTERs Ser 461...............   2.01    01/07/05        7,575,000
  41,100    Loudoun County Industrial Development Authority, Howard
              Hughes Medical Institute Ser 2003 F....................   1.96    01/07/05       41,100,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Washington
 $ 6,050    Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)........   2.04%   01/07/05   $    6,050,000
   3,585    King County School District No 216, ROCs II-R Ser 5026
              (FSA)..................................................   2.04    01/07/05        3,585,000
   4,185    Pierce County, Puyallup School District No 3 PUTTERs Ser
              415 (FSA)..............................................   2.03    01/07/05        4,185,000
  15,000    Port of Seattle, 1997 Ser A (AMT)........................   2.08    01/07/05       15,000,000
            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT).............   2.30    01/07/05        9,500,000
   6,295    Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165
              (MBIA).................................................   2.04    01/07/05        6,295,000
   3,250    Wisconsin Health & Educational Facilities Authority,
              Ministry Health Care PUTTERs Ser 399 (MBIA)............   2.03    01/07/05        3,250,000
            Puerto Rico
  11,795    Commonwealth of Puerto Rico Public Improvement Bonds, Ser
              2001-1 TOCs (FSA)......................................   2.00    01/07/05       11,795,000
                                                                                           --------------
            Total Short-Term Variable Rate Municipal Obligations
            (Cost $2,132,763,000).......................................................    2,132,763,000
                                                                                           --------------

                                                                              YIELD TO
                                                                              MATURITY
                                                         COUPON   MATURITY   ON DATE OF
                                                          RATE      DATE      PURCHASE
                                                         ------   --------   ----------
            Tax-Exempt Commercial Paper (13.5%)
            Alabama
  12,600    Montgomery County Industrial Development
              Authority, PECO Energy Co 1994 Ser A.....   1.82%   01/18/05      1.82%         12,600,000
            California
  16,100    University of California Regents, Ser A....   1.70    01/19/05      1.70          16,100,000
            Florida
   8,500    Jacksonville, Ser A........................   1.83    03/08/05      1.83           8,500,000
  17,445    Jacksonville Health Facilities Authority,
              St Luke's Hospital Association Ser 2001
              A........................................   1.88    01/12/05      1.88          17,445,000
            Sunshine State Governmental Financing
              Commission,
   5,382      Coral Gables Ser E.......................   1.75    02/17/05      1.75           5,382,000
  18,000      Miami-Dade County Ser G..................   1.72    02/11/05      1.72          18,000,000
   8,510      Orlando Ser H............................   1.75    02/17/05      1.75           8,510,000
            Massachusetts
  11,000    Massachusetts Health & Educational
              Facilities Authority, Harvard University
              Ser EE...................................   1.75    02/23/05      1.75          11,000,000

                       See Notes to Financial Statements
 12

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Minnesota
 $23,000    Rochester, Mayo Foundation/Mayo Medical
              Center Ser 1992 C & Ser 2000 C...........   1.88%   01/13/05      1.88%     $   23,000,000
            Nebraska
   6,700    Omaha Public Power District, Ser A.........   1.68    01/10/05      1.68           6,700,000
            Nevada
  10,000    Clark County, Sales Tax Ser 2004B..........   1.70    01/13/05      1.70          10,000,000
            New Hampshire
  16,100    New Hampshire, Ser A 1998 BANs.............   1.70    02/09/05      1.70          16,100,000
            Ohio
  13,000    Ohio State University, General Receipts Ser
              2004 F...................................   1.75    02/17/05      1.75          13,000,000
            Pennsylvania
   8,000    Montgomery County Industrial Development
              Authority, PECO Energy Co 1994 Ser A.....   1.84    01/20/05      1.84           8,000,000
            Tennessee
            Metropolitan Government of Nashville &
              Davidson County Health & Educational
              Facilities Board,
   8,000      Vanderbilt University Ser 2004 A.........   1.83    01/25/05      1.83           8,000,000
  18,500      Vanderbilt University Ser 2004 A.........   1.82    04/12/05      1.82          18,500,000
            Texas
            Dallas Area Rapid Transit,
  15,000      Senior Sub Lien Ser 2001.................   1.85    01/24/05      1.85          15,000,000
  10,000      Senior Sub Lien Ser 2001.................   1.72    01/26/05      1.72          10,000,000
  15,000      Senior Sub Lien Ser 2001.................   1.81    01/31/05      1.81          15,000,000
   5,100    Harris County, Ser C.......................   1.74    02/09/05      1.74           5,100,000
            San Antonio,
  20,600      Electric & Gas Ser 1995 A................   1.82    01/21/05      1.82          20,600,000
  22,000      Electric & Gas Ser 1995 A................   1.87    02/22/05      1.87          22,000,000
  20,000    Texas Public Finance Authority,
              Unemployment Compensation Ser 2003 C-1...   1.80    01/19/05      1.80          20,000,000
            University of Texas Regents,
  25,000      Permanent University Fund Ser A..........   1.82    01/27/05      1.82          25,000,000
  15,000      Permanent University Fund Ser A..........   1.85    02/24/05      1.85          15,000,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Washington
 $10,000    King County, Sewer Ser A...................   1.83%   01/24/05      1.83%     $   10,000,000
                                                                                          --------------
            Total Tax-Exempt Commercial Paper
            (Cost $358,537,000)........................................................      358,537,000
                                                                                          --------------
            Short-Term Municipal Notes & Bonds (12.0%)
            California
  30,000    California, Ser 2004-2005 RANs, dtd
              10/06/04.................................   3.00    06/30/05      1.74          30,184,854
            Illinois
   7,270    Chicago Park District, Tax Anticipation
              Warrants Ser 2004 A, dtd 06/23/04........   3.00    05/02/05      1.55           7,304,512
            Indiana
            Indiana Bond Bank,
  25,000      Advance Funding Notes Ser 2004 A,
                dtd 01/29/04...........................   2.00    01/25/05      1.10          25,014,586
  16,000      Midyear Funding Notes Ser 2004 A,
                dtd 06/24/04...........................   2.50    01/26/05      1.38          16,012,111
  25,000    Indianapolis Local Public Improvement Bond
              Bank, Ser 2004 F Notes, dtd 07/15/04.....   2.00    01/06/05      1.33          25,002,279
            Kentucky
  20,000    Kentucky Association of Counties Advance
              Revenue Program, Ser 2004 A COPs TRANs,
                dtd 07/01/04...........................   3.00    06/30/05      1.68          20,127,978
            Massachusetts
  20,000    Gateway Regional School District, Ser 2004
              BANs, dtd 05/05/04.......................   3.00    02/10/05      1.55          20,030,922
  10,000    Pioneer Valley Transportation Authority,
              Ser 2004 RANs, dtd 08/06/04..............   2.75    08/05/05      2.00          10,043,497
   7,800    Southeastern Regional Transportation
              Authority, Ser 2004 RANs, dtd 09/10/04...   2.50    09/09/05      1.85           7,834,208
  14,167    Woburn, Ser 2004 BANs, dtd 10/08/04........   2.50    07/22/05      1.74          14,225,930
            Minnesota
   2,420    Buffalo-Hanover-Montrose Independent School
              District No 877, Aid Anticipation
              Certificates
                Ser 2004 A, dtd 07/20/04...............   2.75    08/20/05      1.70           2,435,763
   2,845    Chisago Lakes Independent School District
              No 2144, Aid Anticipation Certificates
                Ser 2004 B, dtd 07/29/04...............   2.75    08/29/05      1.70           2,864,242

                       See Notes to Financial Statements
 14

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
 $ 4,500    Orono Independent School District No 278,
              Aid Anticipation Certificates Ser 2004 A,
                dtd 07/29/04...........................   2.75%   08/29/05      1.72%     $    4,530,436
   2,600    Rocori Area Schools Independent School
              District No 750, Aid Anticipation
              Certificates
                Ser 2004 A, dtd 07/15/04...............   3.00    08/15/05      1.70           2,620,498
            New Hampshire
  18,500    New Hampshire, Ser 2004 RANs, dtd
              12/30/04.................................   2.20    06/01/05      2.10          18,507,486
            New Jersey
  19,830    Trenton, Ser 2004 BANs, dtd 10/14/04.......   3.00    10/14/05      1.92          19,994,548
   7,021    Wood-Ridge Board of Education, Temporary
              Notes Ser 2004, dtd 07/29/04.............   2.00    01/27/05      1.20           7,024,942
            New York
   7,500    Board of Cooperative Educational Services,
              Erie, Chautaugua & Cattaraugus Counties,
              Second Supervisory District, Ser 2004
              RANs,
                dtd 10/28/04...........................   2.75    10/14/05      1.98           7,544,367
  10,000    Cato-Meridian Central School District, Ser
              2004 BANs, dtd 07/22/04..................   2.75    07/22/05      1.75          10,054,346
   9,000    Marlboro Central School District, Ser 2004
              BANs, dtd 12/21/04.......................   2.75    04/15/05      1.74           9,017,906
   1,885    Murray, Ser 2004 BANs, dtd 08/05/04........   3.00    08/04/05      1.75           1,898,639
  17,000    Poughkeepsie City School District, Ser 2004
              BANs, dtd 05/06/04.......................   2.50    05/06/05      1.59          17,051,904
   7,200    Steuben-Allegany Board of Cooperative
              Educational Services, Sole Supervisory
                District, Ser 2004 RANs, dtd
              06/30/04.................................   3.00    06/30/05      1.80           7,241,843
  14,000    Spencer-Van Etten Central School District,
              Ser 2004 BANs, dtd 06/17/04..............   3.00    06/17/05      1.88          14,070,716
            North Carolina
  10,700    Beaufort County Water District VI, Water
              Ser 2004 BANs, dtd 10/12/04..............   2.75    02/16/05      1.65          10,714,572
            Ohio
   1,860    St Bernard, Ser 2004 BANs, dtd 07/15/04....   2.60    07/14/05      1.80           1,867,762

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Texas
 $ 7,225    Houston, 2001 Ser A, dtd 09/01/01..........   5.00%   03/01/05      1.90%     $    7,261,208
                                                                                          --------------
            Total Short-Term Municipal Notes & Bonds
            (Cost $320,482,055)........................................................      320,482,055
                                                                                          --------------
            Total Investments
            (Cost $2,811,782,055) (a).........................................   105.5%     2,811,782,055

            Liabilities in Excess of Other Assets.............................    (5.5)      (145,922,034)
                                                                                 -----     --------------
            Net Assets........................................................   100.0%    $2,665,860,021
                                                                                 =====     ==============

---------------------

     AMT       Alternative Minimum Tax.
    BANs       Bond Anticipation Notes.
    COPs       Certificates of Participation.
   MERLOTs     Municipal Exempt Receipts - Liquidity Option Tender.
  P-FLOATs     Puttable Floating Option Tax-Exempt Receipts.
   PUTTERs     Puttable Tax-Exempt Receipts.
    RANs       Revenue Anticipation Notes.
    ROCs       Reset Option Certificates.
    STARS      Short Term Adjustable Rate Securities.
    TOBs       Tender Option Bonds.
    TOCs       Tender Option Certificates.
    TRANs      Tax and Revenue Anticipation Notes.
      +        Rate shown is the rate in effect at December 31, 2004.
               Date on which the principal amount can be recovered through
      *        demand.
     (a)       Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
    Ambac      Ambac Assurance Corporation.
    FGIC       Financial Guaranty Insurance Company.
     FHA       Federal Housing Administration.
     FSA       Financial Security Assurance Inc.
    MBIA       Municipal Bond Investors Assurance Corporation.
   Radian      Radian Asset Assurance Inc.

                       See Notes to Financial Statements
 16

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (unaudited)

Assets:
Investments in securities, at
  value
  (cost $2,811,782,055)...........  $2,811,782,055
Cash..............................          37,703
Receivable for:
    Interest......................       8,653,230
    Shares of beneficial interest
      sold........................          77,934
Prepaid expenses and other
  assets..........................          60,444
                                    --------------
    Total Assets..................   2,820,611,366
                                    --------------
Liabilities:
Payable for:
    Investments purchased.........     153,508,268
    Investment advisory fee.......         768,802
    Distribution fee..............         247,332
    Administration fee............         123,666
Accrued expenses and other
  payables........................         103,277
                                    --------------
    Total Liabilities.............     154,751,345
                                    --------------
    Net Assets....................  $2,665,860,021
                                    ==============
Composition of Net Assets:
Paid-in-capital...................  $2,665,817,980
Accumulated undistributed net
  investment income...............          41,199
Accumulated undistributed net
  realized gain...................             842
                                    --------------
    Net Assets....................  $2,665,860,021
                                    ==============
Net Asset Value Per Share,
2,665,858,714 shares outstanding
(unlimited shares authorized $.01
par value)........................           $1.00
                                    ==============

Statement of Operations
For the six months ended December 31, 2004 (unaudited)

Net Investment Income:
Interest Income......................  $21,538,096
                                       -----------
Expenses
Investment advisory fee..............    5,176,584
Distribution fee.....................    1,515,378
Administration fee...................      246,826
Transfer agent fees and expenses.....      191,048
Custodian fees.......................       64,249
Registration fees....................       51,971
Professional fees....................       29,884
Trustees' fees and expenses..........       22,803
Shareholder reports and notices......       21,496
Other................................       85,676
                                       -----------
    Total Expenses...................    7,405,915
                                       -----------

Less: expense offset.................      (64,197)
                                       -----------
    Net Expenses.....................    7,341,718
                                       -----------
Net Investment Income................  $14,196,378
                                       ===========

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2004   JUNE 30, 2004
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   14,196,378     $   15,202,722
Net realized gain...........................................        --                    10,932
                                                               --------------     --------------
    Net Increase............................................       14,196,378         15,213,654

Dividends to shareholders from net investment income........      (14,194,413)       (15,205,016)

Net decrease from transactions in shares of beneficial
  interest..................................................     (191,803,592)      (258,005,853)
                                                               --------------     --------------
    Net Decrease............................................     (191,801,627)      (257,997,215)
Net Assets:
Beginning of period.........................................    2,857,661,648      3,115,658,863
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $41,199 and $39,234, respectively).......................   $2,665,860,021     $2,857,661,648
                                                               ==============     ==============

                       See Notes to Financial Statements
 18

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of daily net assets not exceeding $500 million; 0.375% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of daily net assets exceeding

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

$2 billion but not exceeding $2.5 billion; 0.225% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of daily net assets exceeding $15 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2004, aggregated $3,750,028,915 and $3,937,346,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administration and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended December 31, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,719. At December 31, 2004, the Fund had an accrued pension liability of $61,825 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2004    JUNE 30, 2004
                                                              -----------------   ---------------
                                                                 (unaudited)

Shares sold.................................................    5,415,679,985      10,208,181,474
Shares issued in reinvestment of dividends..................       14,194,413          15,205,016
                                                               --------------     ---------------
                                                                5,429,874,398      10,223,386,490
Shares redeemed.............................................   (5,621,677,990)    (10,481,392,343)
                                                               --------------     ---------------
Net decrease in shares outstanding..........................     (191,803,592)       (258,005,853)
                                                               ==============     ===============

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                    MONTHS ENDED      ----------------------------------------------------
                                                  DECEMBER 31, 2004     2004       2003       2002       2001       2000
                                                  -----------------   --------   --------   --------   --------   --------
                                                     (unaudited)
Selected Per Share Data:

Net asset value, beginning of period............        $ 1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                        ------        -------    -------    -------    -------    -------

Net income from investment operations...........         0.005          0.005      0.008      0.014      0.033      0.031

Less dividends from net investment income.......        (0.005)        (0.005)    (0.008)    (0.014)    (0.033)    (0.031)
                                                        ------        -------    -------    -------    -------    -------

Net asset value, end of period..................        $ 1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                        ======        =======    =======    =======    =======    =======

Total Return....................................          0.48%(1)       0.50%      0.81%      1.38%      3.34%      3.15%

Ratios to Average Net Assets:
Expenses (before expense offset)................          0.49%(2)       0.48%      0.48%      0.48%(3)    0.48%     0.50%

Net investment income...........................          0.94%(2)       0.50%      0.80%      1.38%      3.28%      3.11%

Supplemental Data:
Net assets, end of period, in millions..........        $2,666        $ 2,858    $ 3,116    $ 2,947    $ 3,075    $ 2,660

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust
Semiannual Report
December 31, 2004

[MORGAN STANLEY LOGO]

RA05-00110P-Y12/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3